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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:
                         Noonday Asset Management, L.P.
                             227 West Trade Street
                                   Suite 2140
                              Charlotte, NC 28202

                    c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                        San Francisco, California 94111

                        Form 13F File Number: 028-11402

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132

                               /s/ Mark C. Wehrly
                            ________________________
                           San Francisco, California
                                August 14, 2009


                                  Report Type:
                              13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       5

                    Form 13 F Information Table Entry Total:

                                       14

                    Form 13 F Information Table Value Total:

                             $1,245,721 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

No. 3
Form 13F File Number: 028-11404
Name:  Noonday G.P. (U.S.), L.L.C.

No. 4
Form 13F File Number: 028-11719
Name:  Noonday Asset Management LLP

No. 5
Form 13F File Number: 028-11716
Name:  Noonday Asset Management Asia Pte. Ltd.

                                                                  FORM 13F INFORMATION TABLE
                                                                VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP        (x$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- --------- ------------
                                                                                                                           <C
51JOB INC                      SP ADR REP COM   316827104        6,972      589,378 SH       OTHER   01-03,05         589,378
BIOMARIN PHARMACEUTICAL INC    COM              09061G101        3,559      228,000 SH       OTHER   01-03            228,000
CARNIVAL CORP                  PAIRED CTF       143658300       13,364      518,600 SH       OTHER   01-04            518,600
CF INDS HLDGS INC              COM              125269100       40,777      550,000 SH       OTHER   01-04            550,000
CVS CAREMARK CORPORATION       COM              126650100        5,227      164,000 SH       OTHER   01-03            164,000
LIFE TECHNOLOGIES CORP         COM              53217V109        6,383      153,000 SH       OTHER   01-03            153,000
LIGAND PHARMACEUTICALS INC     CL B             53220K207        2,919    1,020,634 SH       OTHER   01-03          1,020,634
OSI PHARMACEUTICALS INC        COM              671040103        6,789      240,500 SH       OTHER   01-03            240,500
REDDY ICE HLDGS INC            COM              75734R105        2,676    1,621,906 SH       OTHER   01-03          1,621,906
SCHERING PLOUGH CORP           COM              806605101      421,828   16,792,500 SH       OTHER   01-03         16,792,500
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705       71,253      315,000 SH       OTHER   01-03            315,000
SHIRE PLC                      SPONSORED ADR    82481R106        6,322      152,410 SH       OTHER   01-03            152,410
SUN MICROSYSTEMS INC           COM NEW          866810203      112,859   12,240,700 SH       OTHER   01-04         12,240,700
WYETH                          COM              983024100      544,793   12,002,500 SH       OTHER   01-03         12,002,500